ING Life Insurance and Annuity Company

and its

Variable Annuity Account C

State University of New York

Defined Contribution Retirement Plan

Supplement dated June 28, 2006 to the Statement of Additional Information dated April 28, 2006

This supplement updates and amends certain information contained in the Statement of Additional Information (SAI) dated April 28, 2006. Please read it carefully and keep it with your SAI for future reference.

The date of April 25, 2006, found in the first paragraph on the first page of the SAI, is hereby deleted and replaced with the following date: April 28, 2006.

The address listed on the first page of the SAI is hereby deleted and replaced with the following address:

For all regular mail, please use:

Service Center

ING Life Insurance and Annuity Company

P.O. Box 9780

Providence, RI 02940-9780

For overnight mail, please use:

Service Center

ING Life Insurance and Annuity Company

101 Sabin Street

Pawtucket, RI 02860

1-800-677-4636

X.81216-06B	June 2006